SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (46,824)	$ (24,205)
Other comprehensive income (loss) before reclassifications	19,496	(19,099)
Amounts reclassified from accumulated other comprehensive income	(5,586)	(3,520)
Net current-period other comprehensive income (loss)	13,910	(22,619)	$ (13,659)
Ending balance	(32,914)	(46,824)	(24,205)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(216)	(1,930)
Other comprehensive income (loss) before reclassifications	(854)	5,102
Amounts reclassified from accumulated other comprehensive income		(3,388)
Net current-period other comprehensive income (loss)	(854)	1,714
Ending balance	(1,070)	(216)	(1,930)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(101)	(569)
Other comprehensive income (loss) before reclassifications	6,821	600
Amounts reclassified from accumulated other comprehensive income	(5,586)	(132)
Net current-period other comprehensive income (loss)	1,235	468
Ending balance	1,134	(101)	(569)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(46,507)	(21,706)
Other comprehensive income (loss) before reclassifications	13,529	(24,801)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	13,529	(24,801)
Ending balance	$ (32,978)	$ (46,507)	$ (21,706)